Intangible assets - Changes to assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
WACC pre tax (as a percent)		10.00%
Forecast period (in years)	3 years	3 years	3 years
Sweden
Intangible assets
WACC pre tax (as a percent)		10.00%	10.00%
Forecast period (in years)		3 years	3 years
Growth rate after forecast period (as a percent)		0.00%	0.00%
Sweden Consumer
Intangible assets
WACC pre tax (as a percent)	10.00%
Forecast period (in years)	3 years
Growth rate after forecast period (as a percent)	0.00%
Sweden Business
Intangible assets
WACC pre tax (as a percent)	10.00%
Forecast period (in years)	3 years
Growth rate after forecast period (as a percent)	0.00%
Lithuania
Intangible assets
WACC pre tax (as a percent)	11.00%	10.00%	10.00%
Forecast period (in years)	3 years	3 years	3 years
Growth rate after forecast period (as a percent)	2.00%	2.00%	2.00%
Latvia
Intangible assets
WACC pre tax (as a percent)	11.00%	10.00%	9.00%
Forecast period (in years)	3 years	3 years	3 years
Growth rate after forecast period (as a percent)	2.00%	2.00%	2.00%
Estonia
Intangible assets
WACC pre tax (as a percent)	11.00%	10.00%	9.00%
Forecast period (in years)	3 years	3 years	3 years
Growth rate after forecast period (as a percent)	2.00%	2.00%	2.00%
IoT
Intangible assets
WACC pre tax (as a percent)	19.00%
Forecast period (in years)	10 years
Growth rate after forecast period (as a percent)	1.00%